Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 13. Subsequent Events

Subsequent to September 30, 2015, certain shareholders cashless exercised 15,135 Series B Warrants, which resulted in the Company issuing 48,799 shares of Common Stock.

On October 12, 2015, the Company entered into the Sabby Purchase Agreement with funds managed by Sabby Management, LLC, to purchase up to $10 million of Preferred Stock together with Series D Warrants to purchase shares of the Company’s Common Stock. The sale of the Preferred Stock is expected to take place in two separate closings. Upon the first closing, which closed on October 15, 2015, the Company received proceeds of approximately $4.0 million, net of $0.5 million in estimated expenses. Upon the successful completion of the second closing (contingent on obtaining shareholder approval to issue greater than 20% of the Company’s Common Stock and the SEC declaring the re-sale registration statement effective before the 90th day after the date of the first closing) for up to $5.4 million, the full $10 million of Preferred Stock will be convertible into 5,405,405 shares of the Company’s Common Stock, based on a fixed conversion price of $1.85 per share on an as-converted basis. In addition, the Company will issue Series D Warrants to purchase 2,702,704 shares of Common Stock, the number of shares exercisable pursuant to such Series D Warrants, proportionate to the gross proceeds received by the Company at each closing, at an exercise price of $2.46. In addition, the Company will issue to Maxim, as the placement agent, up to 108,108 Series D Warrants to purchase 108,108 shares of Common Stock at an exercise price per share of $2.46.

Proceeds from this offering will be used to advance the Company’s proprietary therapeutics pipeline, as well as to expand commercial activities related to its neonatology-focused product line.

The Series D Warrants have a term of five years from the date of issuance and are non-exercisable until the earlier of shareholder approval of the transaction or six months after issuance, and have an exercise price of $2.46 per share. The Series D Warrants are standard warrants and do not have “make-whole” provisions which were contained in the Company’s Series B Warrants. The majority of the Series B Warrants issued in the Company’s Initial Public Offering have been exercised. The majority of the remaining Series B Warrants are held by Vivo Ventures, who has entered into certain lock-up provisions concerning the selling of the Company’s Common Stock for a period of time, as part of this transaction.

The second closing is contingent upon the Company receiving shareholder approval to issue more than 19.99% of its Common Stock and filing a registration statement with the SEC to register for resale the Common Stock issuable upon conversion of the Preferred Stock and the Common Stock exercisable pursuant to the Series D Warrants.

Pursuant to the Sabby Purchase Agreement, from October 12, 2015 until ninety days after the date that all securities sold to Sabby may be freely sold without restriction (either as a result of an effective registration statement covering such shares or pursuant to Rule 144), the Company is not able to access any additional funds under the Aspire Purchase Agreement.

On October 29, 2015, the Company and Sabby entered into an amendment to the Sabby Purchase Agreement, that provides for a restriction on Sabby’s ability to convert the Series A Preferred Stock into Common Stock until November 20, 2015. In the event that the Company does not obtain stockholder approval for the securities issued to Sabby in excess of 19.99% of our Common Stock before November 20, 2015, then the Company is obligated to repurchase all $4.6 million of shares of Series A Preferred Stock previously issued to Sabby for a repurchase price equal to the original purchase price plus interest at a 12% annualized rate.

Note 16. Subsequent Events

On January 9, 2015, the Company entered into an agreement with Lucile Packard Foundation for Children’s Health, a charitable organization, to provide gifts totaling $210,000 during 2015. The purpose of the donation is to provide unrestricted support of the translational research efforts for Neonatal-Perinatal and Developmental Medicine under the direction of Dr. Vinod Bhutani. A portion of the funds may be provided to Beaumont Children’s Hospital, Royal Oak, MI; Albert Einstein Medical Center, Philadelphia, PA and McKay Dee Hospital & Intermountain Medical Center, Ogden, UT for research efforts provided by these collaborators.

On February 2, 2015, the Company signed an amendment to its current lease agreement, extending the lease through June 2018. The amendment provides for monthly lease payments of $21,719 for the first year starting in June 2015, with modest increases in the following two years.

On March 5, 2015, the Company entered into separate agreements with certain holders of the Company’s Series B warrants, who agreed to exercise their Series B warrants to purchase an aggregate of 589,510 shares of the Company’s common stock at an exercise price of $6.50 per share, resulting in gross proceeds to the Company of approximately $3.8 million. In connection with this exercise of the Series B warrants, the Company issued to each investor who exercised Series B warrants, new Series C warrants for the number of shares of the Company’s common stock underlying the Series B warrants that were exercised. Each Series C warrant will be exercisable at $6.25 per share and will expire on March 5, 2020. The new Series C warrants are exercisable into 589,510 shares of the Company’s common stock.

The Company intends to offer all remaining holders of Series B warrants, through the Exchange Offer, the opportunity to exercise the Series B warrants held by them and receive Series C warrants with the same terms indicated above.